Performance-based share options - Assumptions used to estimate the fair value of options granted - (Detail) (Performance-based share options [Member], USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Performance-based share options [Member]
Assumptions used to estimate the fair value of options granted
Risk Free Interest Rate, Minimum	0.56%	0.96%	1.49%
Risk Free Interest Rate, Maximum	1.62%	1.93%	2.05%
Expected life, Minimum	3.65	3.64	3.51
Expected life, Maximum	4.25	4.26	4.59
Expected dividend yield
Expected Volatility, Minimum	54.62%	56.01%	49.87%
Expected Volatility, Maximum	63.18%	57.18%	57.75%